Note 9. Effect of Recast on Prior Period Reporting Due to Adoption of ASU 2017-11	12 Months Ended
Dec. 31, 2017
Notes
Note 9. Effect of Recast on Prior Period Reporting Due to Adoption of ASU 2017-11

Note 9. Effect of Recast on Prior Period Reporting Due to Adoption of ASU 2017-11

The Company elected to adopt the provisions of ASU 2017-11 effective for its December 31, 2017 consolidated financial statements. The effect of the adoption eliminated the fair value presentation for the value of the embedded derivatives included in the convertible terms of the Debentures. In addition, the Company elected the retrospective transition method, whereby  results for the year ended December 31, 2016 were recast to reflect the impact of the adoption for  comparability.

The Company recast net income applicable to common shareholders by eliminating the charges to income for the change in the value of the former derivative liability in the amount of $325,719 and eliminating the amortization of debt discount in the amount of $73,567. The result recast reported net loss applicable to common shareholders from the previously reported $1,284,959 to $885,673.

In addition, since the convertible Debentures are no longer stated at fair value, the related unamortized portion of finance costs incurred at the time of issuance of each Tranche of Debentures is reported as an offset to the stated value of the Debenture.

Amortization of deferred finance costs to interest expense amounted to $909 and $1,019 for the non-convertible debenture for the years ended December 31, 2017 and 2016, respectively, and $32,726 and $36,681 for convertible debentures for the years ended December 31, 2017 and 2016, respectively.

The table below summarizes the effect of the adoption on net loss and accumulated deficit for the years ended December 31, 2014 through 2016.

	2014	2015	2016
Decrease (increase) to net loss:
Change in fair value of derivative liability	$ 1,904,233	$ (2,049,663)	$ 325,719
Amortization of debt discount	22,254	46,886	73,567
	$ 1,926,487	$ (2,002,777)	399,286
Net loss as originally reported			(1,183,359)
Net loss as adjusted			$ (784,073)

	2014	2015	2016
Effect on accumulated deficit:

Balance January 1	$ (31,084,176)	$ (32,535,064)	$ (34,484,599)
Preferred stock dividends	(101,600)	(101,600)	(101,600)
Net (loss) income for year	(3,275,775)	154,842	(1,183,359)
Adjustment to net (loss) income	1,926,487	(2,002,777)	399,286

Balance December 31	$ (32,535,064)	$ (34,484,599)	$ (35,370,272)

No other changes to the equity section of the balance sheet were affected by the adoption of ASU 2017-11.

The table below depicts the effect of the adoption on the presentation of the debentures payable at December 31, 2016.

		Convertible		Unamortized
	Debenture	Debenture	Derivative	Finance
	Payable	Payable	Liability	Costs

As originally reported December 31, 2016	$ 4,748	$ 137,959	$ 2,030,289	$ 107,182
Adjustments:
Reversal of derivative liability			(2,030,289)
Reversal of unamortized debt discount	45,252	1,662,041
Offset of unamortized finance costs	(3,178)	(104,004)		(107,182)
Balances as adjusted at December 31, 2016	$ 46,822	$ 1,695,996	$ -	$ -